As filed with the Securities and Exchange Commission on June 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2015

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited)
Shares		Value
COMMON STOCKS: 80.1%
Capital Markets: 5.0%
145,500	Diamond Hill Investment Group, Inc. 1	$26,510,100
1,465,185	LPL Financial Holdings, Inc. 1	59,296,037
2,900,000	TD Ameritrade Holding Corp.	105,125,000
		190,931,137
Communications Equipment: 1.9%
2,573,530	Ubiquiti Networks, Inc. 1	73,525,752
Diversified Financial Services: 8.5%
3,054,000	Moody's Corp. 1	328,366,080
Hotels, Restaurants & Leisure: 0.4%
13,391,518	Bwin.Party Digital Entertainment PLC	17,194,967
Industrial Conglomerates: 8.1%
1,500,000	Danaher Corp.	122,820,000
1,125,501	Roper Technologies, Inc.	189,275,503
		312,095,503
Industrial Services & Distributions: 0.6%
1,819,370	Diploma PLC	22,202,084
Insurance: 9.0%
200,000	Berkshire Hathaway, Inc. - Class B *	28,242,000
27,210	Enstar Group Ltd. *	3,864,908
426,000	Markel Corp. *	315,512,640
		347,619,548
IT Services: 11.7%
3,317,000	MasterCard, Inc. 1	299,226,570
2,272,000	Visa, Inc.	150,065,600
		449,292,170
Machinery: 6.3%
4,900,000	Colfax Corp. *,1	242,991,000
Media: 7.1%
4,416,151	Discovery Communications, Inc. *	133,500,245
5,600,000	Live Nation Entertainment, Inc. *	140,336,000
		273,836,245
Multiline Retail: 5.9%
3,000,000	Dollar Tree, Inc. *,1	229,230,000
Professional Services: 1.9%
972,200	Verisk Analytics, Inc. - Class A *	72,953,888
Software: 1.9%
100,300	ANSYS, Inc. *	8,609,752
167,086	Constellation Software, Inc.	65,504,913
		74,114,665
Specialty Retail: 8.2%
1,700,000	CarMax, Inc. *,1	115,787,000
1,505,003	Monro Muffler Brake, Inc. 1	90,134,630
500,000	O'Reilly Automotive, Inc. *,1	108,915,000
		314,836,630
Wireless Telecommunication Services: 3.6%
1,200,000	SBA Communications Corp. *,1	138,984,000

TOTAL COMMON STOCKS
(Cost $2,075,713,246)		3,088,173,669
CONVERTIBLE PREFERRED STOCKS: 1.6%
Real Estate Investment Trusts: 1.6%
100,000	American Tower Corp. 5.250%, 5/15/17	10,368,000
500,000	American Tower Corp. 1 5.500%, 2/15/18	51,300,000
20,000	Crown Castle International Corp. 4.500%, 11/1/16	2,094,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $61,977,581)		63,762,000
REAL ESTATE INVESTMENT TRUSTS: 7.8%
3,200,000	American Tower Corp.	302,496,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $221,847,534)		302,496,000
RIGHTS: 0.0%
Software: 0.0%
167,086	Constellation Software, Inc. Expiration: September 15, 2015, Subscription Price: 115.00 CAD *	49,856
TOTAL RIGHTS
(Cost $–)		49,856

Principal Amount
ASSET BACKED BONDS: 5.2%
$9,455,000	Ally Master Owner Trust 1.210%, 6/15/17	9,462,412
50,000,000	BlueMountain Ltd. 1.775%, 4/15/25 2,3	50,000,000
10,718,454	Capital Auto Receivables Asset Trust 1.040%, 11/21/16	10,728,390
	Chase Issuance Trust
50,000,000	0.790%, 6/15/17	50,022,200
10,000,000	0.590%, 8/15/17	10,004,500
44,500,000	0.432%, 11/15/18 2	44,527,924
10,000,000	Discover Card Execution Note Trust 0.860%, 11/15/17	10,001,855
14,071,874	Santander Drive Auto Receivables Trust 0.320%, 3/15/16	14,072,050
TOTAL ASSET BACKED BONDS
(Cost $198,860,925)		198,819,331
SHORT-TERM INVESTMENTS: 1.3%
Commercial Paper: 1.3%
	Collateralized Commercial Paper Co., LLC
25,000,000	0.270%, 5/6/15 4	24,999,433
25,000,000	0.300%, 6/4/15 4	24,995,698
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,991,979)		49,995,131

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 6.6%
252,897,600	First American Prime Obligations Fund - Class Z, 0.016% 5	252,897,600
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $252,897,600)		252,897,600

TOTAL INVESTMENTS IN SECURITIES: 102.6%
(Cost $2,861,288,865)	3,956,193,587
Liabilities in Excess of Other Assets: (2.6)%	(100,058,715)
TOTAL NET ASSETS: 100.0%	$3,856,134,872

CAD		Canadian Dollar
	*	Non-income producing security.
	1	This security or a portion of this security is out on loan as of April 30, 2015. Total loaned securities had a market value of $241,532,899 or 6.3% of net assets.
	2	Variable rate security; rate shown is the rate in effect on April 30, 2015.
3
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of this security was $50,000,000 or 1.3% of net assets.

	4	Coupon represents the yield to maturity.
	5	Seven-day yield as of April 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at April 30, 2015 was as follows+:

Cost of investments	$2,859,465,027
Gross unrealized appreciation	1,149,124,603
Gross unrealized depreciation	(52,396,043)
Net unrealized appreciation	$1,096,728,560

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the "Fund") previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semiannual report.

Summary of Fair Value Exposure at April 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,088,173,669	$-	$-	$3,088,173,669
Convertible Preferred Stocks	63,762,000	-	-	63,762,000
Real Estate Investment Trusts	302,496,000	-	-	302,496,000
Rights	49,856	-	-	49,856
Asset Backed Bonds	-	198,819,331	-	198,819,331
Short-Term Investments	-	49,995,131	-	49,995,131
Investments Purchased with Cash Proceeds from Securities Lending	252,897,600	-	-	252,897,600
Total Investments in Securities	$3,707,379,125	$248,814,462	$-	$3,956,193,587

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date            June 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            June 11, 2015

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date            June 17, 2015

* Print the name and title of each signing officer under his or her signature.